SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT (Details) (Parenthetical) ¥ in Millions	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)
Construction in progress	$ 728,470
Future minimum capital expenditures on construction in progress	$ 16,000,000.0	¥ 114.0
Xian App Chem Bio Tech Co Ltd [Member]
Construction in progress		¥ 95.0	$ 13,400,000